Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000025024 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Large Cap Growth Portfolio Class I-2
Account Value	$ 1,833,271.667	$ 1,833,271.667	$ 1,833,271.667	$ 1,283,023.217	$ 967,097.5329	$ 1,576,465.424	$ 1,409,546.09	$ 843,897.6561	$ 662,237.8378	$ 647,935.8521	$ 504,370.9956	$ 508,584.4914	$ 500,000
Average Annual Return, Percent	42.89%	16.79%	13.87%
C000025026 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Portfolio Class I-2
Account Value	$ 1,063,406.437	$ 1,063,406.437	$ 1,063,406.437	983,441.5166	844,224.6558	1,361,945.138	1,449,798.05	867,358.1326	670,618.8294	661,123.8389	513,568.4864	483,411.0166	500,000
Average Annual Return, Percent	8.13%	4.16%	7.84%
C000025028 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Growth & Income Portfolio Class I-2
Account Value	$ 1,630,296.37	$ 1,630,296.37	$ 1,630,296.37	1,329,080.671	1,072,447.428	1,261,400.739	958,061.5419	833,975.666	644,131.3559	675,263.8247	556,596.4434	504,885.4951	500,000
Average Annual Return, Percent	22.66%	14.35%	12.55%
C000025030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Balanced Portfolio Class I-2
Account Value	$ 1,175,432.5	$ 1,175,432.5	$ 1,175,432.5	1,004,087	855,060	964,093.5	809,350.5	734,232	614,407.5	635,535.5	550,517.5	507,338	500,000
Average Annual Return, Percent	17.07%	9.87%	8.92%
C000025032 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Portfolio Class I-2
Account Value	$ 1,271,743	$ 1,271,743	$ 1,271,743	1,050,435	852,816	1,334,037	1,280,207	777,635	597,003	645,024	496,973	492,179.5	500,000
Average Annual Return, Percent	21.07%	10.34%	9.79%
C000025034 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Portfolio Class I-2
Account Value	$ 2,121,437.121	$ 2,121,437.121	$ 2,121,437.121	1,432,111.932	1,000,574.001	1,576,256.076	1,323,189.323	933,447.4334	698,780.1988	699,486.1995	533,625.5336	530,953.031	500,000
Average Annual Return, Percent	48.13%	17.84%	15.55%
C000025033 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Portfolio Class S
Account Value	$ 2,067,493.865	$ 2,067,493.865	$ 2,067,493.865	1,399,125.202	979,911.0402	1,547,711.905	1,302,457.895	921,128.1577	691,310.1174	693,865.6123	530,737.4385	529,568.9409	500,000
Average Annual Return, Percent	47.77%	17.55%	15.25%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 1,712,696.5	$ 1,712,696.5	$ 1,712,696.5	1,369,941.5	1,084,779	1,324,692	1,029,243.5	869,302	661,134.5	691,450.5	567,546	506,919	500,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
Bloomberg U S Gov t Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Gov't/Credit Bond Index
Account Value	$ 580,008	$ 580,008	$ 580,008	573,260	542,242.5	627,421.5	638,593.5	586,269.5	534,377	536,621	515,986.5	500,736	500,000
Average Annual Return, Percent	1.18%	(0.21%)	1.50%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 2,357,622	$ 2,357,622	$ 2,357,622	1,767,911	1,239,089.5	1,748,572	1,370,390	989,499.5	725,495.5	736,646.5	565,724	528,341	500,000
Average Annual Return, Percent	33.36%	18.96%	16.78%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 1,088,577.5	$ 1,088,577.5	$ 1,088,577.5	945,321	796,674.5	1,081,813	1,051,991.5	781,381.5	608,157	670,573	548,900.5	493,092	500,000
Average Annual Return, Percent	15.15%	6.86%	8.09%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 1,490,140	$ 1,490,140	$ 1,490,140	$ 1,220,395.5	$ 969,593.5	$ 1,323,150.5	$ 1,173,754.5	$ 865,685	$ 639,024.5	$ 670,896.5	$ 535,570.5	$ 499,000.5	$ 500,000
Average Annual Return, Percent	22.10%	11.47%	11.54%